Term loans (Narrative) (Details)		12 Months Ended
	Mar. 05, 2020 CAD ($) Item	Dec. 31, 2023	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)			3.00%
Machinery and equipment | Cost
Disclosure of detailed information about borrowings [line items]
Reduction of the property and equipment			$ 89,085
EDC Loan
Disclosure of detailed information about borrowings [line items]
Repayable Contribution Agreement Maximum Amount	$ 450,000
Notional amount			$ 292,941
Number of equal monthly instalments for repayment | Item	60
Repayment period	24 months
Effective interest (as a percent)			8.00%
Other Term Loans, two
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)			7.45%
Monthly instalment amount			$ 1,660
Canada Emergency Business Account Loan
Disclosure of detailed information about borrowings [line items]
Interest rate per annum (as a percent)			0.00%
Minimum repayment amount, if repaid by December 2023			$ 0
Canada Emergency Business Account Loan | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Repayment period		24 months
Interest rate per annum (as a percent)		5.00%